Related Party Transactions - Related Party Loans and Administrative Services Agreement (Details) - USD ($)	10 Months Ended
	Oct. 14, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 14, 2015
Related Party Loans | Sponsor | Unsecured Promissory Note
Related Party Transactions
Promissory note, maximum borrowing capacity				$ 300,000
Amount borrowed between inception and the Close Date	$ 300,000
Related Party Loans | Sponsor | Working Capital Loan
Related Party Transactions
Conversion price per warrant		$ 0.50	$ 0.50
Related Party Loans | Sponsor | Working Capital Loan | Maximum
Related Party Transactions
Portion of working capital loan that may be converted into warrants		$ 1,500,000	$ 1,500,000
Administrative Services Agreement
Related Party Transactions
Monthly payment for office space and support services		$ 10,000
Administrative Services Agreement | Sponsor
Related Party Transactions
Monthly payment for office space and support services			$ 10,000